INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2019
INTANGIBLE ASSETS
INTANGIBLE ASSETS

NOTE 11 - INTANGIBLE ASSETS:

The Company’s intangible assets represent in-licenses of R&D assets and the Aemcolo® asset.

The changes in those assets are as follows:

	Year Ended December 31,
	2019	2018
	U.S. dollars in thousands
R&D assets:
Cost:
Balance at beginning of year	5,320	5,285
Additions in-licenses of R&D during the year	35	35
Balance at end of year	5,355	5,320
Commercialization assets:
Cost:
Addition during the year	11,788	—
Accumulated amortization	(216)	—
Balance at end of year	11,572	—
	16,927	5,320

The Company estimates the useful life of the commercialization asset of Aemcolo® asset to be approximately 11 years.  For further details regarding the intangible assets see notes 2h, 3, and 14(b).